Organization, Consolidation and Principal Activities - Schedule of Assets and Liabilities Variable Interest Entities (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents	¥ 36,648		¥ 50,397		$ 5,241
Restricted cash	1,633		1,916		234
Accounts receivable, net	230,143		280,309		32,910
Prepayments and other current assets	97,553		102,237		13,950
Total current assets	365,977		434,859		52,335
Non-current assets:
Property and equipment, net	2,324		8,781		332
Intangible assets, net	44,629		57,985		6,382
Right-of-use assets, net	1,558		4,647		223
Goodwill	65,481		65,481		9,364
Deferred tax assets	54,356		31,064		7,773
Other non-current assets	224,634		225,643		32,122
Total non-current assets	392,982		393,601		56,196
Total assets	758,959		828,460		108,531
Current liabilities:
Accounts payable	158,988		145,750		22,735
Accrued expenses and other current liabilities	61,269		32,165		8,761
Short-term debt	113,447		102,848		16,223
Short-term lease liabilities	1,383		2,818		198
Inter-group balance due to Parent and WFOE	49,054		43,306		7,015
Amounts due to a related party	5,492		1,350		785
Total current liabilities	389,633		328,237		55,717
Non-current liabilities:
Deferred tax liabilities	256		599		37
Long-term debt			4,706
Long-term lease liabilities	144		1,635		21
Other non-current liabilities	53,554		62,352		7,658
Total non-current liabilities	53,954		69,292		7,716
Total liabilities	443,587		397,529		$ 63,433
Revenue	2,438,295	$ 348,672	2,933,604	¥ 3,547,932
Net income/(loss)	(129,007)	(18,448)	24,272	22,230
Net cash (used in)/ provided by operating activities	9,673	1,383	(53,786)	(74,965)
Net cash provided by/ (used in) investing activities	(29,630)	(4,237)	13,646	2,552
Net cash provided by financing activities	6,128	876	47,598	24,221
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(203)	(29)	(105)	(6)
Net (decrease)/increase in cash, cash equivalents and restricted cash	¥ (14,032)	$ (2,007)	¥ 7,353	¥ (48,198)